RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
Brookfield Renewable`s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
COVID-19 pandemic has impacted business across the globe and we are monitoring its impact on our business.  While it is difficult to predict how significant the impact of COVID-19 will be, our business is highly resilient given we are an owner, operator and investor in one of the most critical sectors in the world and have a robust balance sheet with a strong investment grade rating.  We generate revenues that are predominantly backed by long-term contracts with well diversified creditworthy counterparties.  The majority of our assets can be operated from centralized control centers and our operators around the world have implemented contingency plans to ensure operations, maintenance and capital programs continue with little disruption.
There have been no other material changes in exposure to the risks Brookfield Renewable is exposed to since the December 31, 2019 audited consolidated financial statements.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 – inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2020				December 31, 2019
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$229	$—	$—	$229	$115
Restricted cash(1)	233	—	—	233	173
Financial instrument assets(2)
Energy derivative contracts	—	60	14	74	76
Foreign exchange swaps	—	10	—	10	4
Investments in debt and equity securities	8	187	82	277	160
Property, plant and equipment	—	—	28,527	28,527	30,714
Liabilities measured at fair value:
Financial instrument liabilities(2)
Energy derivative contracts	—	(9)	—	(9)	(8)
Interest rate swaps	—	(198)	—	(198)	(131)
Foreign exchange swaps	—	(7)	—	(7)	(39)
Contingent consideration(3)	—	—	(22)	(22)	(11)
Assets for which fair value is disclosed:
Equity-accounted investments(4)	1,211	—	—	1,211	1,010
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,190)	(140)	—	(2,330)	(2,204)
Non-recourse borrowing	(393)	(9,145)	—	(9,538)	(9,573)
Total	$(902)	$(9,242)	$28,601	$18,457	$20,286

(1)	Includes both the current amount and long-term amount included in Other long-term assets.

(2)	Includes both current and long-term amounts.

(3)	Amount relates to acquisitions with obligations lapsing in 2021 to 2024.

(4)	The fair value corresponds to Brookfield Renewable's investment in publicly-quoted common shares of TerraForm Power, Inc.
There were no transfers between levels during the six months ended June 30, 2020.
Financial instruments disclosures
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2020			December 31, 2019
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$74	$9	$65	$68
Interest rate swaps	—	198	(198)	(131)
Foreign exchange swaps	10	7	3	(35)
Investments in debt and equity securities	277	—	277	160
Total	361	214	147	62
Less: current portion	72	57	15	(64)
Long-term portion	$289	$157	$132	$126

(a)   Energy derivative contracts
Brookfield Renewable has entered into energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable's interim consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
(b)   Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the interim consolidated financial statements at fair value.
(c)   Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
(d)   Investments in debt and equity securities
Brookfield Renewable's investments in debt and equity securities consist of investments in publicly-quoted and non-publicly quoted securities which are recorded on the statement of financial position at fair value.
The following table reflects the unrealized gains (losses) included in Foreign exchange and unrealized financial instrument loss in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Energy derivative contracts	$(22)	$6	$2	$12
Interest rate swaps	(17)	(19)	(39)	(32)
Foreign exchange swaps	25	(8)	79	(19)
Foreign exchange gain (loss)	—	9	(36)	9
	$(14)	$(12)	$6	$(30)

The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive loss for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Energy derivative contracts	$(7)	$25	$33	$38
Interest rate swaps	(9)	(19)	(31)	(36)
Foreign exchange swaps	$—	$—	$—	$—
	(16)	6	2	2
Foreign exchange swaps – net investment	(6)	7	23	1
Investments in debt and equity securities	1	(3)	(8)	23
	$(21)	$10	$17	$26

The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive loss for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Energy derivative contracts	$(16)	$(8)	$(38)	$(7)
Interest rate swaps	4	4	7	7
	$(12)	$(4)	$(31)	$—